Taxation (Details) - Schedule of deferred tax assets and liabilities - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of deferred tax assets and liabilities [Abstract]
Provision for employee benefits	$ 1,368,335	$ 1,287,959
Net operating loss carried forwards	1,105	134,869
Deferred tax assets	1,369,440	1,422,828
Less:
Deferred tax liabilities - finance leases	331,094	414,308
Deferred tax assets, net	$ 1,038,346	$ 1,008,520